Share-based compensation (Tables)	12 Months Ended
Feb. 01, 2014
Share-Based Compensation Expense and Associated Tax Benefits

Share-based compensation expense and the associated tax benefits are as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Share-based compensation expense	$14.4	$15.7	$17.0

Income tax benefit	$(5.2)	$(5.4)	$(5.7)

Summary of Unrecognized Compensation Cost Related to Outstanding Awards

Unrecognized compensation cost related to awards granted under share-based compensation plans is as follows:

	Unrecognized Compensation Cost
	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Omnibus Plan	$14.4	$14.6	$16.3
Share Saving Plans	2.9	2.9	3.3
CEO Shares	—	0.4	2.3

Total	$17.3	$17.9	$21.9
Weighted average period of amortization	1.8 years	1.7 years	1.6 years

Share Saving Plans
Significant Assumptions Utilized to Estimate Weighted-Average Fair Value of Awards Granted

The significant assumptions utilized to estimate the weighted-average fair value of awards granted under the Share Saving Plans are as follows:

	Share Saving Plans
	Fiscal 2014	Fiscal 2013	Fiscal 2012
Share price(1)	$72.65	$49.89	$40.09
Exercise price(1)	$59.75	$41.17	$28.32
Risk free interest rate(1)	0.7%	0.4%	0.7%
Expected term(1)	2.7 years	2.7 years	3.0 years
Expected volatility(1)	40.2%	41.0%	43.0%
Dividend yield(1)	1.1%	1.4%	1.0%
Fair value(1)	$22.89	$15.40	$11.55

(1)	Weighted average.

Activity for Awards Granted Under the Plan

The Fiscal 2014 activity for awards granted under the Share Saving Plans is as follows:

	Share Saving Plans
	No. of shares	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value(1)
	millions			millions
Outstanding at February 2, 2013	0.3	$32.48	1.9 years	$9.8
Fiscal 2014 activity:
Granted	0.1	$59.75
Exercised	(0.1)	$27.32
Lapsed	—	$—

Outstanding at February 1, 2014	0.3	$44.06	1.7 years	$9.4

Exercisable at February 2, 2013	—	$—	—	$—
Exercisable at February 1, 2014	—	$—	—	$—

(1)	Intrinsic value for outstanding awards is based on the fair market value of Signet’s common stock on the last business day of the fiscal year.

Summary of Additional Information about Awards Granted

The following table summarizes additional information about awards granted under the Share Saving Plans:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Weighted average grant date fair value per share of awards granted	$22.89	$15.40	$11.55

Total intrinsic value of options exercised	$4.9	$3.3	$1.1

Cash received from share options exercised	$2.9	$2.7	$3.2

Executive Plans
Activity for Awards Granted Under the Plan

The Fiscal 2014 activity for awards granted under the Executive Plans is as follows:

	Executive Plans
	No. of shares	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value(1)
	millions			millions
Outstanding at February 2, 2013	0.3	$39.07	3.4 years	$6.5
Fiscal 2014 activity:
Granted	—	$—
Exercised	(0.2)	$39.28
Lapsed	—	$—

Outstanding at February 1, 2014	0.1	$39.11	3.5 years	$4.1

Exercisable at February 2, 2013	0.3	$39.07		$6.5
Exercisable at February 1, 2014	0.1	$39.11		$4.1

(1)	Intrinsic value for outstanding awards is based on the fair market value of Signet’s common stock on the last business day of the fiscal year.

Summary of Additional Information about Awards Granted

The following table summarizes additional information about awards granted under the Executive Plans:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Total intrinsic value of options exercised	$4.8	$9.0	$5.2

Cash received from share options exercised	$6.3	$18.9	$7.4

Omnibus Plan
Significant Assumptions Utilized to Estimate Weighted-Average Fair Value of Awards Granted

The significant assumptions utilized to estimate the weighted-average fair value of awards granted under the Omnibus Plan are as follows:

	Omnibus Plan
	Fiscal 2014	Fiscal 2013	Fiscal 2012
Share price(1)	$67.39	$47.15	$44.33
Risk free interest rate(1)	0.3%	0.4%	1.4%
Expected term(1)	2.8 years	2.9 years	2.9 years
Expected volatility(1)	41.7%	44.2%	45.1%
Dividend yield(1)	1.1%	1.2%	0.7%
Fair value(1)	$66.10	$46.12	$43.52

(1)	Weighted average.

Activity for Awards Granted Under the Plan

The Fiscal 2014 activity for awards granted under the Omnibus Plan is as follows:

	Omnibus Plans(1)
	No. of shares	Weighted average grant date fair value	Weighted average remaining contractual life	Intrinsic value(2)
	millions			millions
Outstanding at February 2, 2013	1.2	$40.86	1.1 years	$73.1
Fiscal 2014 activity:
Granted	0.3	$66.10
Vested	(0.4)	$33.62
Lapsed	(0.1)	$46.58

Outstanding at February 1, 2014	1.0	$51.44	1.0 years	$80.1

(1)	Includes shares issued to the CEO, whose contract includes share based compensation for amounts foregone from his prior employment.
(2)	Intrinsic value for outstanding restricted stock and RSUs is based on the fair market value of Signet’s common stock on the last business day of the fiscal year.

Summary of Additional Information about Awards Granted

The following table summarizes additional information about awards granted under the Omnibus Plan:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Total intrinsic value of awards vested	$25.3	$28.5	$0.5